Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency hedges, assets at fair value	$ 15	$ 23
Interest rate hedges, assets at fair value	4	7
Available-for-sale securities	8	9
Total assets	27	39
Foreign currency hedges, liabilities at fair value	4	3
Contingent payments related to acquisitions	9	19
Total liabilities	13	22
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	8	9
Total assets	8	9
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency hedges, assets at fair value	15	23
Interest rate hedges, assets at fair value	4	7
Total assets	19	30
Foreign currency hedges, liabilities at fair value	4	3
Total liabilities	4	3
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	9	19
Total liabilities	$ 9	$ 19